18. Subsequent Events	3 Months Ended
Dec. 31, 2013
Notes
18. Subsequent Events

18.                Subsequent Event

(1)     On February 10, 2014, Jack Johnson resigned as a member of the Board of Directors and the Compensation Committee of the Company.  There were no disagreements between Mr. Johnson and the Company or any officer or director of the Company which led to Mr. Johnson’s resignation.

(2)     In February 2014, the holders of the Series F preferred stock and the Company signed an amendment effective December 16, 2013 to clarify the conversion features of the Series F preferred stock and the warrants issued in connection with the Series F preferred stock.